Operating Expenses - Summary of Sales and Marketing Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of sales and marketing expense [abstract]
Personnel expenses	€ 12,504	€ 12,553		€ 6,976
Fees	4,194	5,148		2,480
Marketing, tradeshows and travel expenses	1,340	14,021		5,984
Depreciation and amortization	736	44
Others	168	402		384
Total sales and marketing expenses	€ 18,941	€ 32,169	[1]	€ 15,824	[1]

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.